ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of Aging of Trade Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Current	$ 12,507	$ 2,137
>60 days	0	0
Total trade payables	$ 12,507	$ 2,137